Other operating items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Gains (Losses) [Abstract]
Loss on impairment of goodwill	$ 0.0	$ (3.2)	$ 0.0
Revaluation of contingent consideration	0.7	0.0	89.9
Gain on sale of assets	0.0	0.0	0.8
Total other operating items	$ 0.7	$ (3.2)	$ 90.7